Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000255106
Average Annual Return [Line Items]
Average Annual Return, Percent	35.67%
MSCI Emerging Markets Net TR USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Net TR USD Index
Average Annual Return, Percent	32.57%